CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2026
CONVERTIBLE NOTES
CONVERTIBLE NOTES
14.	CONVERTIBLE NOTES

	Subsidiary	2025	ATW	2026
	Convertible Note	Convertible Notes	Convertible Note	Convertible Note	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2025	62,439	203,378	10,787	—	276,604
Issuance of convertible notes	—	—	—	128,325	128,325
Interest paid	(4,670)	—	(361)	—	(5,031)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	3,144	3,125	(1,010)	572	5,831
Changes in fair values of convertible notes due to the instrument-specific credit risk	(8,415)	—	351	—	(8,064)
Repayment	—	(128,325)	—	—	(128,325)
Conversions to ordinary shares	—	—	(2,236)	—	(2,236)
Foreign currency translation adjustment	1,943	—	—	—	1,943
Balance as of June 30, 2026	54,441	78,178	7,531	128,897	269,047
Including:
– Current portion	—	78,178	—	128,897	207,075
– Non-current portion	54,441	—	7,531	—	61,972

Subsidiary Convertible Note

In June 2022, the Company’s subsidiary, Ningbo Lotus Robotics Co., Ltd. (“Ningbo Robotics”), issued a seven-year convertible note (the “Subsidiary Convertible Note”) with the principal amount of RMB500,000 to an investor (the “Subsidiary Convertible Note Holder”). The Subsidiary Convertible Note Holder is entitled to receive annual interest equal to the outstanding principal multiplied by the latest five-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System plus 79.8% per annum, i.e., LPR*(1+79.8%) (“interest rate”) on June 30 every year until the expiration of the Subsidiary Convertible Note. The Subsidiary Convertible Note Holder has the right to convert the Subsidiary Convertible Note to the subsidiary’s equity within 7 years from the issuance date (i.e., convertible before June 8, 2029), if the agreed financial performance of Ningbo Robotics achieved. All outstanding interest shall be paid in cash immediately before the conversion. The conversion price is RMB 135 per ordinary share of Ningbo Robotics (1 paid in capital equal to 1 share), subject to anti-dilution adjustment. Ningbo Lotus, the immediate parent company of Ningbo Robotics, shall redeem all outstanding principal amount of Subsidiary Convertible Note at maturity (i.e., June 8, 2029).

The Group elected the fair value option for the Subsidiary Convertible Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Subsidiary Convertible Note was recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and all other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a scenario-weighted average method to estimate the fair value of the Subsidiary Convertible Note, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the Subsidiary Convertible Note as of June 30, 2026 was estimated with the following key assumptions used:

As of June 30, 2026
Risk-free interest rates	1.27%
Probability of conversion	10%
Bond yields	21.16%-22.82%

2025 Convertible Notes

On February 28 and June 20, 2025, the Company entered into unsecured convertible notes (“2025 Convertible Notes”) agreements with a related party, Geely HK (“2025 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$70,000 and US$119,263. The 2025 Convertible Notes were issued on April 28 and June 20, 2025, respectively, and will be due on April 28, 2027 and June 18, 2026, respectively. The 2025 Convertible Notes Holder is entitled to receive interest at coupon rate of SOFR published on the New York Federal Reserve website plus 3.35% per annum. The 2025 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment. In addition, in connection with 2025 Convertible Notes issued on April 28, 2025, 2025 Convertible Notes Holder entered into equity pledge agreements with Ningbo Lotus, a wholly-owned subsidiary of the Company, pursuant to which Ningbo Lotus agreed to pledge to the 2025 Convertible Notes Holder 50% equity interests held by Ningbo Lotus in Ningbo Robotics. On June 18, 2026, convertible note with principal amounts of US$119,263 was fully repaid.

The Group elected the fair value option to account for 2025 Convertible Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The 2025 Convertible Notes were recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the unaudited condensed consolidated statements of comprehensive loss.

The Group adopted a binomial option-pricing model to estimate the fair value of the 2025 Convertible Notes, based on assumptions related to risk-free interest rate, expected share-price volatility, bond yield and dividend yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of the 2025 Convertible Notes as of June 30, 2026 were estimated with the following key assumptions used:

As of June 30, 2026
Risk‑free interest rate	3.95%
Volatilities	42.69%
Bond yield	26.40%

ATW Convertible Note

On August 19, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with ATW Partners, pursuant to which the Company agreed to issue and sell convertible notes for up to an aggregate principal amount of US$300,000 (the “ATW Note”). Pursuant to the Securities Purchase Agreement, the Company issued an ATW Note in the original principal amount of US$10,000 on August 19, 2025.

Each of ATW Notes bears interest at a rate of SOFR plus 6.75% per annum. If certain equity conditions are satisfied, the Company is entitled to settle a portion of interest, i.e. 4.25% per annum, either in cash or in ADSs. Interest is payable in arrears on the first calendar day of each calendar quarter, beginning October 1, 2025. Unless earlier converted or redeemed, the ATW Note will mature on the two-year anniversary of their respective issuance dates, subject to extension at the option of the holders in certain circumstances as provided in the ATW Notes.

Each holder of ATW Note may convert all, or any part, of the outstanding principal of the ATW Note, together with accrued and unpaid interest, and any late charges thereon, at any time, at such holder’s option, into the Company’s ordinary shares represented by ADSs at a conversion price that is initially set at US$2.19 per ADS or ordinary share, subject to adjustment including for anti-dilution events and proportional adjustment upon the occurrence of any share split or subdivision, share dividend, share consolidation or combination and/or similar transactions, recapitalization or similar event.

Accounting of ATW Note

The Group elected the fair value option to account for the ATW Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The ATW Note was recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a binomial option-pricing model to estimate the fair value of the ATW Note, based on assumptions related to risk-free interest rate, expected volatility and bond yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the ATW Note as of June 30, 2026 was estimated with the following key assumptions used:

As of June 30, 2026
Risk‑free interest rate	3.96%
Volatilities	43.32%
Bond yield	26.14%

2026 Convertible Note

On June 12, 2026, the Company entered into unsecured convertible note (“2026 Convertible Note”) agreements with a related party, Geely HK (“2026 Convertible Note Holder”) and issued convertibles note with principal amounts of US$128,325. The 2026 Convertible Note was issued on June 17, 2026, and will be due on June 15, 2027. The 2026 Convertible Notes Holder is entitled to receive interest at coupon rate of SOFR published on the New York Federal Reserve website plus 3.35% per annum. The 2026 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment.

The Group elected the fair value option to account for 2026 Convertible Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Convertible Notes were recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the unaudited condensed consolidated statements of comprehensive loss. The fair value of the 2026 Convertible Note as of June 30, 2026 was estimated with the following key assumptions used:

As of June 30, 2026
Risk‑free interest rate	3.94%
Volatilities	43.38%
Bond yield	26.30%